Related Party Balance and Transactions (Details)			12 Months Ended
	Mar. 20, 2025 USD ($)	Dec. 20, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 20, 2024 HKD ($)	Sep. 12, 2024 USD ($)	Sep. 12, 2024 HKD ($)	Nov. 03, 2023 USD ($)	Nov. 03, 2023 HKD ($)	Feb. 23, 2023 USD ($)	Feb. 23, 2023 HKD ($)	Jul. 27, 2022 USD ($)	Jul. 27, 2022 HKD ($)	May 06, 2021 USD ($)	May 06, 2021 HKD ($)
Related Party Balance and Transactions [Line Items]
Outstanding loan							$ 514,138	$ 4,000,000	$ 2,313,625	$ 18,000,000	$ 2,570,694	$ 20,000,000	$ 385,604	$ 3,000,000	$ 128,535	$ 1,000,000
Addition of bank borrowing		$ 851,718
Transfer of insurance plan			$ 159,251
Value of cash surrender value			568,711
Hong Kong interbank offered rate		1.00%
Kin Chiu Development Company Limited [Member]
Related Party Balance and Transactions [Line Items]
Related to payment obligations		$ 1,137,380
Outstanding loan		$ 848,158	$ 812,442			$ 6,638,838
Caimed under the guarantee
Transfer of insurance plan	$ 1,381,153
Universal Life Insurance (ULI) Loan (I) and Loan (II) [Member]
Related Party Balance and Transactions [Line Items]
Outstanding loan			$ 812,442